Unaudited Condensed Consolidated Balance Sheet - USD ($) $ in Millions	Dec. 31, 2023	Jun. 30, 2023 [1]	Dec. 31, 2022
Non-current assets
Intangible assets	$ 14,496	$ 14,506	$ 14,556	[1]
Property, plant and equipment	8,212	7,738	7,168	[1]
Biological assets	194	197	143	[1]
Investments in associates and joint ventures	5,229	4,825	4,710	[1]
Other investments	96	71	50	[1]
Other receivables	32	39	33	[1]
Other financial assets	430	497	479	[1]
Deferred tax assets	171	178	127	[1]
Post employment benefit assets	1,118	1,210	1,272	[1]
Non-current assets	29,978	29,261	28,538	[1]
Current assets
Inventories	9,840	9,653	9,062	[1]
Trade and other receivables	4,580	3,427	4,648	[1]
Assets held for sale	0	0	220	[1]
Corporate tax receivables	274	292	199	[1]
Other financial assets	564	437	479	[1]
Cash and cash equivalents	1,529	1,813	3,319	[1],[2]
Current assets	16,787	15,622	17,927	[1]
Total assets	46,765	44,883	46,465	[1]
Current liabilities
Borrowings and bank overdrafts	(2,004)	(2,142)	(2,767)	[1]
Other financial liabilities	(371)	(453)	(524)	[1]
Share buyback liability	(497)	0	(259)	[1]
Trade and other payables	(7,292)	(6,678)	(7,332)	[1]
Liabilities held for sale	0	0	(92)	[1]
Corporate tax payables	(253)	(170)	(319)	[1]
Provisions	(213)	(150)	(135)	[1]
Current liabilities	(10,630)	(9,593)	(11,428)	[1]
Non-current liabilities
Borrowings	(19,476)	(18,649)	(18,365)	[1]
Other financial liabilities	(865)	(941)	(925)	[1]
Other payables	(447)	(463)	(424)	[1]
Provisions	(313)	(306)	(319)	[1]
Deferred tax liabilities	(2,839)	(2,751)	(2,708)	[1]
Post employment benefit liabilities	(471)	(471)	(457)	[1]
Non-current liabilities	(24,411)	(23,581)	(23,198)	[1]
Total liabilities	(35,041)	(33,174)	(34,626)	[1]
Net assets	11,724	11,709	11,839	[1]
Equity
Share capital	893	898	863	[1]
Share premium	1,703	1,703	1,621	[1]
Other reserves	502	665	560	[1]
Retained earnings	6,693	6,590	6,722	[1]
Equity attributable to equity shareholders of the parent company	9,791	9,856	9,766	[1]
Non-controlling interests	1,933	1,853	2,073	[1]
Total equity	$ 11,724	$ 11,709	$ 11,839	[3]

[1]	(1) See page F-7 for an explanation under Basis of preparation.
[2]	(1) See page F-7 for an explanation under Basis of preparation.
[3]	(1) See page F-7 for an explanation under Basis of preparation.